CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY/(DEFICIT) (UNAUDITED) - USD ($)	Total	Lincoln Park Purchase Agreement	Convertible Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Lincoln Park Purchase Agreement	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Lincoln Park Purchase Agreement	Accumulated Deficit [Member]
Balance at Dec. 31, 2022	$ 6,445,000					$ 2,000			$ 473,628,000		$ (467,185,000)
Balance (in shares) at Dec. 31, 2022			1,952			2,240,092
Stock-based compensation	569,000								569,000
Purchase of treasury stock	(126,000)							$ (126,000)
Purchase of treasury stock (in Shares)								(78,559)
Net loss	(13,316,000)										(13,316,000)
Issuance of common stock	5,005,000					$ 3,000			5,002,000
Issuance of common stock (in shares)					1	2,230,493
Redemption of Series F preferred stock (in shares)				(1)
Issuance of common stock for in process research and development	75,000								75,000
Issuance of common stock for in process research and development (in shares)						53,381
Fractional adjustment						(1,310)
Balance at Dec. 31, 2023	$ (1,348,000)					$ 5,000		$ (126,000)	479,274,000		(480,501,000)
Balance (in shares) at Dec. 31, 2023			1,952			4,522,656
Balance, Treasury (in shares) at Dec. 31, 2023	78,559							(78,559)
Stock-based compensation	$ 146,000								146,000
Purchase of treasury stock	(374,000)							$ (374,000)
Purchase of treasury stock (in Shares)								(179,866)
Net loss	(3,261,000)										(3,261,000)
Balance at Mar. 31, 2024	(4,837,000)					$ 5,000		$ (500,000)	479,420,000		(483,762,000)
Balance (in shares) at Mar. 31, 2024			1,952			4,522,656
Balance, Treasury (in shares) at Mar. 31, 2024								(258,425)
Balance at Dec. 31, 2023	$ (1,348,000)					$ 5,000		$ (126,000)	479,274,000		(480,501,000)
Balance (in shares) at Dec. 31, 2023			1,952			4,522,656
Balance, Treasury (in shares) at Dec. 31, 2023	78,559							(78,559)
Net loss	$ (9,075,000)
Balance at Sep. 30, 2024	(5,174,000)					$ 6,000		$ (500,000)	484,896,000		(489,576,000)
Balance (in shares) at Sep. 30, 2024			1,952			6,154,758
Balance, Treasury (in shares) at Sep. 30, 2024								(258,425)
Balance at Dec. 31, 2023	$ (1,348,000)					$ 5,000		$ (126,000)	479,274,000		(480,501,000)
Balance (in shares) at Dec. 31, 2023			1,952			4,522,656
Balance, Treasury (in shares) at Dec. 31, 2023	78,559							(78,559)
Stock-based compensation	$ 550,000								550,000
Purchase of treasury stock	(374,000)							$ (374,000)
Purchase of treasury stock (in Shares)								(179,866)
Net loss	(12,978,000)										(12,978,000)
Issuance of common stock	1,000					$ 1,000
Issuance of common stock (in shares)						1,439,988
Exercise of pre-funded warrants (in Shares)						192,114
Reclassification of warrants to equity	5,200,000								5,200,000
Balance at Dec. 31, 2024	$ (8,949,000)					$ 6,000		$ (500,000)	485,024,000		(493,479,000)
Balance (in shares) at Dec. 31, 2024			1,952			6,154,758
Balance, Treasury (in shares) at Dec. 31, 2024	258,425							(258,425)
Balance at Mar. 31, 2024	$ (4,837,000)					$ 5,000		$ (500,000)	479,420,000		(483,762,000)
Balance (in shares) at Mar. 31, 2024			1,952			4,522,656
Balance, Treasury (in shares) at Mar. 31, 2024								(258,425)
Stock-based compensation	151,000								151,000
Net loss	(2,940,000)										(2,940,000)
Issuance of common stock	1,000					$ 1,000
Issuance of common stock (in shares)						1,439,988
Balance at Jun. 30, 2024	(7,625,000)					$ 6,000		$ (500,000)	479,571,000		(486,702,000)
Balance (in shares) at Jun. 30, 2024			1,952			5,962,644
Balance, Treasury (in shares) at Jun. 30, 2024								(258,425)
Stock-based compensation	125,000								125,000
Net loss	(2,874,000)										(2,874,000)
Exercise of pre-funded warrants (in Shares)						192,114
Reclassification of warrants to equity	5,200,000								5,200,000
Balance at Sep. 30, 2024	(5,174,000)					$ 6,000		$ (500,000)	484,896,000		(489,576,000)
Balance (in shares) at Sep. 30, 2024			1,952			6,154,758
Balance, Treasury (in shares) at Sep. 30, 2024								(258,425)
Balance at Dec. 31, 2024	$ (8,949,000)					$ 6,000		$ (500,000)	485,024,000		(493,479,000)
Balance (in shares) at Dec. 31, 2024			1,952			6,154,758
Balance, Treasury (in shares) at Dec. 31, 2024	258,425							(258,425)
Stock-based compensation	$ 148,000								148,000
Net loss	(17,401,000)										(17,401,000)
Exercise of pre-funded warrants						$ 7,000			(7,000)
Exercise of pre-funded warrants (in Shares)						6,535,731
Exercise of Series B Warrants from May 2024 PIPE	882,000								882,000
Exercise of Series B Warrants from May 2024 PIPE (in shares)						497,824
Exchange of warrants for notes payable	(3,694,000)								(3,694,000)
Issuance of common stock, pre-funded warrants and warrants for debt repayment	5,373,000					$ 4,000			5,369,000
Issuance of common stock, pre-funded warrants and warrants for debt repayment (in shares)						4,069,738
Balance at Mar. 31, 2025	(23,641,000)					$ 17,000		$ (500,000)	487,722,000		(510,880,000)
Balance (in shares) at Mar. 31, 2025			1,952			17,258,051
Balance, Treasury (in shares) at Mar. 31, 2025								(258,425)
Balance at Dec. 31, 2024	$ (8,949,000)					$ 6,000		$ (500,000)	485,024,000		(493,479,000)
Balance (in shares) at Dec. 31, 2024			1,952			6,154,758
Balance, Treasury (in shares) at Dec. 31, 2024	258,425							(258,425)
Net loss	$ (16,673,000)
Balance at Sep. 30, 2025	$ 5,054,000					$ 132,000		$ (500,000)	515,574,000		(510,152,000)
Balance (in shares) at Sep. 30, 2025			1,952			131,863,969
Balance, Treasury (in shares) at Sep. 30, 2025	258,425							(258,425)
Balance at Mar. 31, 2025	$ (23,641,000)					$ 17,000		$ (500,000)	487,722,000		(510,880,000)
Balance (in shares) at Mar. 31, 2025			1,952			17,258,051
Balance, Treasury (in shares) at Mar. 31, 2025								(258,425)
Stock-based compensation	152,000								152,000
Net loss	5,151,000										5,151,000
Issuance of common stock		$ 2,746,000					$ 10,000			$ 2,736,000
Issuance of common stock (in shares)							10,187,000
Exercise of pre-funded warrants						$ 9,000			(9,000)
Exercise of pre-funded warrants (in Shares)						9,016,349
Reclassification of warrants to equity	10,967,000								10,967,000
Exercise or exchange of March 2025 Series A and B Warrants	858,000					$ 56,000			802,000
Exercise or exchange of March 2025 Series A and B Warrants (in Shares)						56,277,032
Cancellation of common stock (in Shares)						(300,000)
Modification of warrants (Note 13)	6,801,000								6,801,000
Balance at Jun. 30, 2025	3,034,000					$ 92,000		$ (500,000)	509,171,000		(505,729,000)
Balance (in shares) at Jun. 30, 2025			1,952			92,438,432
Balance, Treasury (in shares) at Jun. 30, 2025								(258,425)
Stock-based compensation	527,000								527,000
Net loss	(4,423,000)										(4,423,000)
Issuance of common stock		$ 16,850,000					$ 35,000			$ 16,815,000
Issuance of common stock (in shares)							34,388,496
Exercise of pre-funded warrants						$ 8,000			(8,000)
Exercise of pre-funded warrants (in Shares)						7,767,941
Cancelled common stock						$ (3,000)			3,000
Cancellation of common stock (in Shares)						(3,472,740)
Investor fees pursuant to Support Letters (Note 13)	(2,250,000)								(2,250,000)
Exercise of March 2025 Series B Warrants (in Shares)						741,840
Liability to investors pursuant to Letter Agreement (Note 13)	(8,684,000)								(8,684,000)
Balance at Sep. 30, 2025	$ 5,054,000					$ 132,000		$ (500,000)	$ 515,574,000		$ (510,152,000)
Balance (in shares) at Sep. 30, 2025			1,952			131,863,969
Balance, Treasury (in shares) at Sep. 30, 2025	258,425							(258,425)